Commitments and Contingencies - Patent License Agreements (Details) - Duke university - License agreement - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement expiration term after first commercial sale	4 years
Threshold notice period required to terminate the agreement	3 months
Collaborative Arrangement, Shares Issued In Connection With License Agreement	200,666